LEASES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Operating Leased Assets [Line Items]
Rent expense	$ 987,250	$ 836,813	$ 825,000
Minimum sublease rentals	$ 34,770,374
Minimum [Member]
Operating Leased Assets [Line Items]
Operating leases extended period	4 years
Maximum [Member]
Operating Leased Assets [Line Items]
Operating leases extended period	26 years